UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3420

                           OPPENHEIMER INTEGRITY FUNDS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                      Date of reporting period: 06/30/2007

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORPORATE BONDS AND NOTES--TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                       5.2%
--------------------------------------------------------------------------------
Commercial Banks                                                            2.8
--------------------------------------------------------------------------------
Oil & Gas                                                                   2.5
--------------------------------------------------------------------------------
Automobiles                                                                 1.7
--------------------------------------------------------------------------------
Insurance                                                                   1.7
--------------------------------------------------------------------------------
Household Durables                                                          1.7
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               1.4
--------------------------------------------------------------------------------
Food & Staples Retailing                                                    1.0
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                         1.0
--------------------------------------------------------------------------------
Electric Utilities                                                          0.9

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
Treasury                                                                    3.0%
--------------------------------------------------------------------------------
Agency                                                                     51.4
--------------------------------------------------------------------------------
AAA                                                                        10.9
--------------------------------------------------------------------------------
AA                                                                          2.1
--------------------------------------------------------------------------------
A                                                                           2.6
--------------------------------------------------------------------------------
BBB                                                                        13.1
--------------------------------------------------------------------------------
BB                                                                          4.4
--------------------------------------------------------------------------------
Not Rated                                                                   4.1
--------------------------------------------------------------------------------
Other Securities                                                            8.4

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total market value of investments. Average credit quality and ratings include securities rated by a national rating organization. As of that date, no securities held by the Fund were rated lower than BB.


                         11 | OPPENHEIMER CORE BOND FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 4/15/88. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 7/11/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                         12 | OPPENHEIMER CORE BOND FUND

CLASS Y shares of the Fund were first publicly offered on 4/27/98. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         13 | OPPENHEIMER CORE BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                         14 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (1/1/07)      (6/30/07)     JUNE 30, 2007
---------------------------------------------------------------------------
Class A Actual                   $ 1,000.00    $ 1,009.60    $ 4.34
---------------------------------------------------------------------------
Class A Hypothetical               1,000.00      1,020.48      4.37
---------------------------------------------------------------------------
Class B Actual                     1,000.00      1,005.80      8.19
---------------------------------------------------------------------------
Class B Hypothetical               1,000.00      1,016.66      8.23
---------------------------------------------------------------------------
Class C Actual                     1,000.00      1,005.80      8.19
---------------------------------------------------------------------------
Class C Hypothetical               1,000.00      1,016.66      8.23
---------------------------------------------------------------------------
Class N Actual                     1,000.00      1,008.30      5.69
---------------------------------------------------------------------------
Class N Hypothetical               1,000.00      1,019.14      5.72
---------------------------------------------------------------------------
Class Y Actual                     1,000.00      1,011.50      2.45
---------------------------------------------------------------------------
Class Y Hypothetical               1,000.00      1,022.36      2.46

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             0.87%
-----------------------------
Class B             1.64
-----------------------------
Class C             1.64
-----------------------------
Class N             1.14
-----------------------------
Class Y             0.49

The expense ratio reflects reduction to custodian fees and voluntary waiver or reimbursement by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                         15 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL             VALUE
                                                                                     AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.2%
--------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 5.50%, 11/25/35 1                     $   2,030,000   $     2,031,720
--------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 5.38%, 4/20/08  1,2                                         960,000           960,481
--------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.80%, 5/25/34 1                                          3,925,924         3,942,028
--------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 5.42%, 5/26/36 1                                         3,380,000         3,380,013
--------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                 2,814,071         2,801,680
--------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates,
Series 2005-D, Cl. AV2, 5.59%, 10/25/35 1                                         2,813,601         2,815,994
--------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 5.42%, 5/16/36 1                                          4,220,000         4,222,624
--------------------------------------------------------------------------------------------------------------
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates,
Series 2003-2, Cl. 2A2, 5.60%, 2/25/33 1                                          2,190,314         2,192,405
--------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                 460,000           439,186
--------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2005-WF2, Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                         1,036,310         1,031,882
--------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WFH3, Asset-Backed Pass-Through
Certificates, Series 2006-WFH3, Cl. A2, 5.42%, 10/31/36 1,3                       2,300,000         2,299,680
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 6.06%, 2/25/33 1                                              48,808            48,297
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                       4,980,000         4,955,799
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.52%, 5/25/36 1                                          821,817           822,368
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                         970,000           965,399
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 5.44%, 12/25/29 1                                        3,020,000         3,020,967
--------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 5.53%, 11/25/35 1                                       5,840,000         5,844,511
--------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 5.41%, 7/25/36 1                                        3,550,000         3,551,229
--------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 5.37%, 5/15/36 1                                        1,132,551         1,133,340
--------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 5.43%, 7/7/36 1                                         1,820,000         1,820,924
--------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                              752,033           750,473


                         16 | OPPENHEIMER CORE BOND FUND

                                                                                  PRINCIPAL             VALUE
                                                                                     AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan
Pass-Through Certificates:
Series 2005-3, Cl. A1, 5.58%, 1/20/35 1                                       $   1,568,583   $     1,569,890
Series 2006-4, Cl. A2V, 5.43%, 3/20/36 1,3                                        1,120,000         1,120,374
--------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                          1,726,744         1,716,234
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                         1,309,253         1,307,887
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                          1,249,562         1,246,121
--------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 3                                          1,364,085         1,392,471
--------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 6.67%, 3/15/16 1                                          4,380,000         4,607,306
--------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B, 5.58%, 7/25/35 1                                       1,058,569         1,059,709
--------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 0.274%, 1/25/29 3                                        1,750,658           367,638
--------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 5.42%, 7/1/36 1                                           5,940,000         5,942,965
--------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                             474,666           473,010
--------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                             1,520,000         1,515,596
--------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                             730,920           727,355
--------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 5.40%, 7/25/36 1                           1,301,314         1,302,186
--------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2005-BC3, Cl. A2B, 5.57%, 6/25/36 1              6,513,989         6,521,459
--------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.38%, 4/25/36 1                                           2,605,978         2,607,159
--------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                                           2,431,794         2,138,012
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                          1,175,509         1,176,039
--------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities,
Series 2001-A, 6.79%, 6/1/10                                                      1,045,000         1,062,347
--------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust,
Home Equity Asset-Backed Certificates,
Series 2006-2, Cl. A2, 5.42%, 7/25/36 1                                           3,530,000         3,531,183
                                                                                              ----------------

Total Asset-Backed Securities (Cost $91,656,113)                                                   90,415,941


                         17 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL             VALUE
                                                                                     AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--71.2%
--------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--62.9%
--------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--62.8%
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                           $   1,615,980   $     1,653,738
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                    24,616,308        23,455,208
5%, 6/1/33-8/1/33                                                                12,303,215        11,594,432
6%, 5/1/18-10/1/29                                                                6,146,977         6,151,798
6.50%, 4/1/18-4/1/34                                                              8,238,239         8,425,071
7%, 7/1/21-3/1/35                                                                14,634,486        15,097,228
8%, 4/1/16                                                                          590,668           622,183
9%, 3/1/17-5/1/25                                                                   170,451           182,337
12.50%, 4/1/14                                                                          932             1,037
13.50%, 11/1/10                                                                       1,806             1,991
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2046, Cl. G, 6.50%, 4/15/28                                                3,857,821         3,926,250
Series 2410, Cl. PF, 6.30%, 2/15/32 1                                             5,300,099         5,460,968
Series 2423, Cl. MC, 7%, 3/15/32                                                  3,785,373         3,894,934
Series 2453, Cl. BD, 6%, 5/15/17                                                  1,441,119         1,453,838
Series 3094, Cl. HS, 4.877%, 6/15/34 1                                            1,741,473         1,598,964
Series 3138, Cl. PA, 5.50%, 2/15/27                                              22,430,504        22,411,353
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1590, Cl. IA, 6.425%, 10/15/23 1                                           5,343,541         5,515,367
Series 2006-11, Cl. PS, 5.06%, 3/25/36 1                                          2,898,253         2,683,345
Series 2034, Cl. Z, 6.50%, 2/15/28                                                   44,617            45,296
Series 2043, Cl. ZP, 6.50%, 4/15/28                                               3,803,223         3,780,124
Series 2053, Cl. Z, 6.50%, 4/15/28                                                   48,284            49,080
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                  56,310            57,090
Series 2063, Cl. PG, 6.50%, 6/15/28                                               3,149,434         3,197,424
Series 2075, Cl. D, 6.50%, 8/15/28                                                  600,676           610,599
Series 2080, Cl. Z, 6.50%, 8/15/28                                                1,635,400         1,662,326
Series 2145, Cl. MZ, 6.50%, 4/15/29                                               1,105,406         1,124,798
Series 2148, Cl. ZA, 6%, 4/15/29                                                  1,170,803         1,162,605
Series 2195, Cl. LH, 6.50%, 10/15/29                                              2,560,708         2,594,652
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                 951,140           968,066
Series 2387, Cl. PD, 6%, 4/15/30                                                      7,575             7,569
Series 2399, Cl. PG, 6%, 1/15/17                                                  1,520,508         1,537,819
Series 2426, Cl. BG, 6%, 3/15/17                                                  9,087,905         9,170,050
Series 2427, Cl. ZM, 6.50%, 3/15/32                                               5,001,515         5,093,192
Series 2461, Cl. PZ, 6.50%, 6/15/32                                               4,600,633         4,713,563
Series 2500, Cl. FD, 5.82%, 3/15/32 1                                               390,606           395,962
Series 2526, Cl. FE, 5.72%, 6/15/29 1                                               598,604           604,514
Series 2551, Cl. FD, 5.72%, 1/15/33 1                                               466,736           471,501
Series 2676, Cl. KY, 5%, 9/15/23                                                  4,548,000         4,245,048
Series 3025, Cl. SJ, 5.243%, 8/15/35 1                                            1,189,519         1,106,222


                         18 | OPPENHEIMER CORE BOND FUND

                                                                                  PRINCIPAL             VALUE
                                                                                     AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                  $      32,568   $        32,512
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 14.576%, 6/1/26 4                                               738,460           186,859
Series 183, Cl. IO, 12.08%, 4/1/27 4                                              2,424,906           645,984
Series 184, Cl. IO, 17.79%, 12/1/26 4                                             1,237,292           317,337
Series 192, Cl. IO, 15.066%, 2/1/28 4                                               305,490            76,868
Series 200, Cl. IO, 13.688%, 1/1/29 4                                               363,342            99,382
Series 2003-118, Cl. S, 10.504%, 12/25/33 4                                       9,220,517         1,091,307
Series 2003-26, Cl. IK, 7.053%, 4/25/33 4                                         3,521,613           930,571
Series 2005-87, Cl. SE, 6.787%, 10/25/35 4                                       23,573,102           585,287
Series 2005-87, Cl. SG, 12.236%, 10/25/35 4                                      18,536,937           855,826
Series 206, Cl. IO, (5.735)%, 12/1/29 4                                             396,786           105,605
Series 2130, Cl. SC, (0.801)%, 3/15/29 4                                            797,862            54,544
Series 2134, Cl. SB, 3.503%, 3/15/29 4                                              862,918            58,110
Series 216, Cl. IO, 13.611%, 12/1/31 4                                            1,438,263           370,701
Series 224, Cl. IO, 10.643%, 3/1/33 4                                             6,508,520         1,683,657
Series 2422, Cl. SJ, 16.786%, 1/15/32 4                                           3,814,879           283,807
Series 243, Cl. 6, 8.611%, 12/15/32 4                                             2,587,675           668,315
Series 2493, Cl. S, 12.335%, 9/15/29 4                                              224,519            18,756
Series 2796, Cl. SD, 2.892%, 7/15/26 4                                            1,296,690            89,802
Series 2802, Cl. AS, 4.498%, 4/15/33 4                                            4,450,837           214,785
Series 2920, Cl. S, (1.204)%, 1/15/35 4                                           5,224,145           206,472
Series 3000, Cl. SE, (2.419)%, 7/15/25 4                                          7,765,886           191,801
Series 3110, Cl. SL, 6.09%, 2/15/26 4                                             2,311,535            59,917
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 4.262%, 6/1/26 5                                                315,608           243,197
Series 192, Cl. PO, 5.708%, 2/1/28 5                                                305,490           235,262
Series 224, Cl. PO, 4.438%, 3/1/33 5                                              2,325,764         1,705,088
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-8/1/20                                                             84,214,282        80,231,903
5%, 12/1/17-3/1/34                                                              174,898,815       167,193,536
5%, 7/1/22 6                                                                      4,784,000         4,623,286
5.50%, 3/1/33-1/1/34                                                             40,862,835        39,598,118
5.50%, 7/1/22-8/1/37 6                                                          238,261,000       230,109,004
6%, 5/1/20-11/1/33                                                               55,225,442        54,942,893
6%, 7/1/22-7/1/37 6                                                              80,900,000        80,774,277
6.50%, 6/1/17-11/1/31                                                            38,982,074        39,799,499
7%, 1/1/09-4/1/34                                                                16,408,062        16,976,904
7%, 7/1/37 6                                                                        634,000           651,039
7.50%, 2/1/08-8/1/33                                                             12,929,797        13,538,742
8%, 8/1/17                                                                            2,839             2,872
8.50%, 7/1/32                                                                        50,995            54,828
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1,
Cl. A2, 7%, 11/25/31                                                              1,868,321         1,910,681


                         19 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL             VALUE
                                                                                     AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                             $      24,518   $        24,804
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23                                            1,145,693         1,153,557
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                           4,338,418         4,402,453
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                457,474           466,457
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                   168,931           173,280
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                            1,789,202         1,823,944
Trust 1998-61, Cl. PL, 6%, 11/25/28                                               2,258,941         2,256,598
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                            3,196,917         3,257,445
Trust 1999-60, Cl. PG, 7.50%, 12/25/29                                           11,677,754        11,992,994
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                    6,159             6,146
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                            2,827,989         2,879,089
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                  284,528           284,774
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                    2,261             2,256
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                             1,977,107         2,015,584
Trust 2002-16, Cl. PG, 6%, 4/25/17                                                2,224,000         2,243,585
Trust 2002-56, Cl. FN, 6.32%, 7/25/32 1                                           2,101,719         2,169,774
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                 8,750,190         8,816,945
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                             6,305,000         5,968,913
Trust 2003-21, Cl. FK, 5.72%, 3/25/33 1                                              39,168            39,571
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                             8,316,000         7,867,319
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                             1,492,000         1,428,158
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                                            11,330,000        11,110,284
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                2,711,332         2,673,240
Trust 2004-101, Cl. BG, 5%, 1/25/20                                               2,603,000         2,511,451
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                           2,450,000         2,331,906
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                          12,330,000        11,684,099
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                          10,000,000         9,420,520
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                             2,480,000         2,378,706
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                             1,260,000         1,132,964
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                            9,008,235         8,989,613
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 1                                          2,748,390         2,455,656
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 1                                          3,896,867         3,367,817
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 1                                          3,636,395         3,141,140
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 1                                          2,794,198         2,493,885
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                            10,166,117        10,143,335
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                             2,753,828         2,626,569
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 10.25%, 3/17/31 4                                          1,516,318           165,169
Trust 2001-65, Cl. S, 10.815%, 11/25/31 4                                         4,965,236           491,969
Trust 2001-81, Cl. S, 4.534%, 1/25/32 4                                             627,575            59,784
Trust 2002-12, Cl. SB, 14.125%, 7/25/31 4                                         1,002,505            88,367
Trust 2002-2, Cl. SW, 14.49%, 2/25/32 4                                           1,129,347            98,429
Trust 2002-38, Cl. IO, (1.087)%, 4/25/32 4                                          418,626            20,299
Trust 2002-41, Cl. S, 15.802%, 7/25/32 4                                          4,216,035           357,660
Trust 2002-47, Cl. NS, 3.811%, 4/25/32 4                                          1,558,291           147,080
Trust 2002-5, Cl. SD, 9.113%, 2/25/32 4                                             754,924            61,112
Trust 2002-51, Cl. S, 3.946%, 8/25/32 4                                           1,430,854           135,887


                         20 | OPPENHEIMER CORE BOND FUND

                                                                                  PRINCIPAL             VALUE
                                                                                     AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 2002-52, Cl. SD, 0.548%, 9/25/32 4                                      $   1,628,311   $       136,556
Trust 2002-60, Cl. SY, 15.683%, 4/25/32 4                                           952,210            37,832
Trust 2002-75, Cl. SA, 11.434%, 11/25/32 4                                        3,906,622           369,776
Trust 2002-77, Cl. IS, 3.839%, 12/18/32 4                                           713,214            62,257
Trust 2002-77, Cl. SH, 5.525%, 12/18/32 4                                           819,878            74,464
Trust 2002-84, Cl. SA, 12.682%, 12/25/32 4                                          975,371            94,733
Trust 2002-89, Cl. S, 15.16%, 1/25/33 4                                           6,432,044           574,007
Trust 2002-9, Cl. MS, 5.134%, 3/25/32 4                                              51,452             5,111
Trust 2003-33, Cl. SP, 13.311%, 5/25/33 4                                         5,926,067           633,284
Trust 2003-4, Cl. S, 10.533%, 2/25/33 4                                           1,903,293           191,417
Trust 2004-54, Cl. DS, (2.177)%, 11/25/30 4                                         328,752            17,625
Trust 2005-105, Cl. S, 11.958%, 12/25/35 4                                        9,868,611           447,267
Trust 2005-19, Cl. SA, 0.047%, 3/25/35 4                                         17,940,835           740,831
Trust 2005-40, Cl. SA, (0.105)%, 5/25/35 4                                        3,309,308           130,752
Trust 2005-6, Cl. SE, 1.773%, 2/25/35 4                                           3,772,877           152,277
Trust 2005-71, Cl. SA, 3.842%, 8/25/25 4                                          6,475,126           300,150
Trust 2005-83, Cl. SL, 10.362%, 10/25/35 4                                       12,835,929           574,069
Trust 2006-119, Cl. MS, 11.189%, 12/25/36 4                                      10,381,484           471,192
Trust 2006-33, Cl. SP, 14.61%, 5/25/36 4                                         14,256,887         1,055,406
Trust 2006-34, Cl. SK, 14.398%, 5/25/36 4                                        19,919,570         1,516,347
Trust 222, Cl. 2, 17.842%, 6/1/23 4                                               2,477,702           617,731
Trust 240, Cl. 2, 20.676%, 9/1/23 4                                               3,028,308           803,912
Trust 247, Cl. 2, 14.97%, 10/1/23 4                                                 212,587            56,312
Trust 252, Cl. 2, 15.029%, 11/1/23 4                                              2,182,124           604,967
Trust 254, Cl. 2, 9.252%, 1/1/24 4                                                3,749,089         1,039,611
Trust 2682, Cl. TQ, 15.633%, 10/15/33 4                                           5,732,436           285,174
Trust 273, Cl. 2, 16.766%, 8/1/26 4                                                 554,912           138,868
Trust 2981, Cl. BS, 14.587%, 5/15/35 4                                           10,806,527           427,533
Trust 301, Cl. 2, 9.264%, 4/1/29 4                                                1,424,668           376,809
Trust 303, Cl. IO, (1.202)%, 11/1/29 4                                              176,502            49,223
Trust 319, Cl. 2, 9.985%, 2/1/32 4                                                  874,248           231,452
Trust 321, Cl. 2, 13.098%, 4/1/32 4                                               3,601,630           951,589
Trust 322, Cl. 2, 16.788%, 4/1/32 4                                               4,546,254         1,194,605
Trust 324, Cl. 2, 9.82%, 7/1/32 4                                                 2,847,645           752,917
Trust 331, Cl. 9, 4.626%, 2/1/33 4                                                9,250,235         2,313,052
Trust 334, Cl. 15, 2.115%, 2/1/33 4                                               5,623,544         1,399,826
Trust 334, Cl. 17, 23.225%, 2/1/33 4                                                287,770            80,571
Trust 339, Cl. 7, 5.818%, 7/1/33 4                                                9,690,205         2,371,069
Trust 342, Cl. 2, 12.645%, 9/1/33 4                                               7,749,897         2,028,393
Trust 344, Cl. 2, 10.696%, 12/1/33 4                                             45,840,364        12,020,094
Trust 345, Cl. 9, 8.846%, 1/1/34 4                                                6,004,784         1,486,441
Trust 346, Cl. 2, 13.365%, 12/1/33 4                                             10,185,682         2,671,217
Trust 350, Cl. 2, 11.699%, 3/1/34 4                                              18,941,677         4,965,585
Trust 362, Cl. 12, 6.752%, 8/1/35 4                                               9,900,904         2,288,728
Trust 362, Cl. 13, 6.735%, 8/1/35 4                                               5,489,112         1,266,360
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 5.018%, 9/25/23 5                      742,621           598,669
                                                                                              ----------------
                                                                                                1,084,113,524


                         21 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL             VALUE
                                                                                     AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
5.75%, 7/20/25-7/20/27 1                                                      $      25,221   $        25,462
7%, 7/15/09                                                                           6,844             6,956
8.50%, 8/15/17-12/15/17                                                             251,139           267,487
9%, 2/15/09-6/15/09                                                                   6,881             7,106
10.50%, 12/15/17-5/15/21                                                             17,897            19,958
11%, 10/20/19                                                                        42,941            47,238
12%, 5/15/14                                                                            300               339
--------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, (3.214)%, 1/16/27 4                                       1,568,619           105,081
Series 2002-15, Cl. SM, (6.088)%, 2/16/32 4                                       1,605,196           107,520
Series 2002-41, Cl. GS, 5.165%, 6/16/32 4                                         1,236,930           140,423
Series 2002-76, Cl. SY, (3.849)%, 12/16/26 4                                        782,015            57,181
Series 2004-11, Cl. SM, (6.221)%, 1/17/30 4                                         271,294            17,321
Series 2006-47, Cl. SA, 14.941%, 8/16/36 4                                       19,165,726           958,204
                                                                                              ----------------
                                                                                                    1,760,276

--------------------------------------------------------------------------------------------------------------
NON-AGENCY--8.3%
--------------------------------------------------------------------------------------------------------------
COMMERCIAL--6.8%
Asset Securitization Corp., Commercial Interest-Only Stripped
Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 1.695%, 4/14/29 4                 14,558,053           642,335
--------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1996-MD6, Cl. A3, 7.546%, 11/13/29 1                                         800,000           804,556
--------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                            3,580,000         3,486,843
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                           6,320,000         6,240,424
--------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                            1,861,508         1,877,902
--------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                            1,583,851         1,584,098
--------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
Commercial Mtg. Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                   159,335           153,476
--------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates,
Series 1997-CTL1, (6.094)%, 6/22/24 4                                             5,385,559           161,022
--------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed
Pass-Through Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36               1,150,000         1,145,693
--------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Commercial Mtg. Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49 3         7,620,000         7,485,069
--------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                          3,423,190         3,416,937
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                           1,094,391         1,093,659
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                        6,620,725         6,620,672


                         22 | OPPENHEIMER CORE BOND FUND

                                                                                        PRINCIPAL             VALUE
                                                                                           AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-CF2, Cl. A1B, 6.24%, 11/12/31                             $   4,443,987   $     4,473,182
--------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%, 11/18/35                                                 3,786,542         3,803,715
--------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                   215,000           210,862
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                 1,850,000         1,815,459
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                 2,250,000         2,213,630
--------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                2,000,000         1,949,607
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                6,378,000         6,311,160
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39 3                                              5,600,000         5,538,915
--------------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                    4,595,263         4,786,181
--------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                 860,000           839,182
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                               3,566,000         3,496,641
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                              6,640,000         6,533,944
--------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                 2,700,000         2,662,448
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                 6,200,000         6,124,130
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 9.067%, 2/18/30 4                9,133,018           151,767
--------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 3                                                 191,746           148,603
--------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                    2,321,801         2,300,840
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                   758,861           755,818
--------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                   8,273,478         8,327,536
--------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15 3                                                                 182,000           193,773
--------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                   1,458,734         1,453,832
--------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                 5,988,163         5,950,719
--------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO
Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                        6,660,120         6,645,193
--------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through Certificates,
Series 1999-C1, Cl. X, (4.514)%, 5/18/32 4                                            185,678,283           455,859


                         23 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL             VALUE
                                                                                           AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Wachovia Bank Commercial Mortgage Trust 2005-C17,
Commercial Mtg. Pass-Through Certificates,
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                            $   3,830,000   $     3,770,611
--------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through Certificates,
Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                               2,146,000         2,114,148
                                                                                                    ----------------
                                                                                                        117,740,441

--------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.0%
WAMU Mortgage Pass-Through Certificates, Series 2005-AR8 Trust,
Series 2005-AR8, Cl. 2AB1, 5.57%, 7/25/45 1                                               543,307           543,827
--------------------------------------------------------------------------------------------------------------------
OTHER--0.3%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.726%, 2/25/32 1                                              4,306,115         4,319,389
--------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, 22.014%, 10/23/17 4                            10,527             1,704
--------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. A, 1.476%, 10/23/17 5                              15,581           14,357
                                                                                                    ----------------
                                                                                                          4,335,450

--------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.2%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                 7,295,622         7,319,559
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                 3,809,058         3,839,319
--------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                    5,105,484         5,096,300
--------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                     4,450,189         4,442,927
--------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates, Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.676%, 5/25/35 1                                                170,586           170,667
                                                                                                    ----------------
                                                                                                         20,868,772
                                                                                                    ----------------
Total Mortgage-Backed Obligations (Cost $1,239,300,919)                                               1,229,362,290

--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.7%
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07 7                                    565,000           561,194
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 4%, 8/17/07 7                             1,025,000         1,023,199
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 5/15/17 7                                                                        4,896,000         4,695,572
8.875%, 8/15/17 7                                                                       3,464,000         4,488,589
STRIPS, 3.862%, 2/15/13 7,8                                                             1,520,000         1,157,980


                         24 | OPPENHEIMER CORE BOND FUND

                                                                                        PRINCIPAL             VALUE
                                                                                           AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 2/15/13 7                                                                   $   6,116,000   $     5,810,683
4.50%, 5/15/10-4/30/12 7                                                               30,536,000        29,997,458
4.75%, 2/15/10-5/31/12 7                                                               11,030,000        10,967,353
4.875%, 5/31/09 7                                                                       4,936,000         4,936,005
                                                                                                    ----------------
Total U.S. Government Obligations (Cost $64,498,711)                                                     63,638,033

--------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--26.6%
--------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.8%
--------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.7%
DaimlerChrysler North America Holding Corp.:
5.71% Nts., Series E, 3/13/09 1                                                         2,880,000         2,886,512
7.30% Nts., 1/15/12 7                                                                   2,170,000         2,303,692
--------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                                  15,015,000        15,689,113
--------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31 7                                    6,070,000         6,223,844
--------------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30%
Sr. Unsec. Nts., 12/19/08 2,7                                                           3,070,000         3,046,039
                                                                                                    ----------------
                                                                                                         30,149,200

--------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09 3                            7,245,000         7,411,693
--------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11 3                                   4,735,000         5,007,263
--------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                             9,920,000         9,882,800
--------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec. Unsub. Nts., 10/15/07 3                     1,525,000         1,537,372
                                                                                                    ----------------
                                                                                                         23,839,128

--------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.7%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                            5,530,000         5,525,034
--------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                                                         3,730,000         3,503,082
6.125% Nts., 1/15/14                                                                    2,640,000         2,534,115
8% Sr. Nts., 2/1/09                                                                     4,474,000         4,601,366
--------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                            6,115,000         6,296,322
--------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                 3,465,000         3,410,825
--------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 5.125% Sr. Unsec. Unsub. Nts., 4/1/09                           3,565,000         3,368,925
                                                                                                    ----------------
                                                                                                         29,239,669

--------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08 3,7                                     773,000           755,608
--------------------------------------------------------------------------------------------------------------------
MEDIA--5.2%
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                         11,900,000        12,223,466


                         25 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL             VALUE
                                                                                           AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MEDIA Continued
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                  $   3,891,000   $     4,082,667
--------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                       5,130,000         5,263,457
--------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                 4,150,000         3,996,952
--------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts., 3/15/37                                              10,590,000        10,238,772
--------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 2                                            7,710,000         7,634,234
--------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08 7                                    6,560,000         6,625,600
--------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                      9,370,000         9,370,000
--------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                           2,015,000         2,100,230
--------------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                              7,445,000         7,740,931
--------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                              8,610,000        10,021,084
--------------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08                                              5,070,000         5,029,242
--------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                                                         3,865,000         3,845,675
3.875% Sr. Unsec. Nts., 10/15/08 3                                                      1,795,000         1,738,906
                                                                                                    ----------------
                                                                                                         89,911,216

--------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 3,9                                       1,850,000         1,863,875
--------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                 2,515,000         2,527,047
                                                                                                    ----------------
                                                                                                          4,390,922

--------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                     7,635,000         7,679,550
9.80% Unsub. Nts., 12/15/08 1                                                             530,000           562,167
                                                                                                    ----------------
                                                                                                          8,241,717

--------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.4%
--------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31 7,9                                      6,600,000         6,778,787
--------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                        4,083,000         4,953,287
--------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13                                      5,745,000         5,601,588
--------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 3,10,11,12                                    476,601                --
                                                                                                    ----------------
                                                                                                         17,333,662

--------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
Earthgrains Co. (The), 6.50% Nts., 4/15/09                                              2,275,000         2,302,912
--------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co., 6.428% Bonds, 12/1/08 2                                                 970,000           980,007
--------------------------------------------------------------------------------------------------------------------
Sara Lee Corp., 2.75% Unsec. Nts., 6/15/08                                              2,695,000         2,621,488
                                                                                                    ----------------
                                                                                                          5,904,407


                         26 | OPPENHEIMER CORE BOND FUND

                                                                                        PRINCIPAL             VALUE
                                                                                           AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ENERGY--2.5%
--------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.5%
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                       $   8,720,000   $     8,159,461
--------------------------------------------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                            1,170,000         1,181,092
--------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                          5,745,000         5,721,595
7.75% Sr. Unsec. Nts., 2/15/12                                                            620,000           665,532
--------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                        9,570,000        10,023,398
--------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 2                 1,252,797         1,166,523
--------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                                                     3,060,000         3,080,153
7.625% Sr. Unsec. Nts., 2/15/12                                                         2,335,000         2,494,849
--------------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                     1,950,000         1,951,576
--------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), Credit Linked Certificate Trust, 6.75% Nts., 4/15/09 3       8,850,000         8,982,750
                                                                                                    ----------------
                                                                                                         43,426,929

--------------------------------------------------------------------------------------------------------------------
FINANCIALS--6.2%
--------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.7%
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34 7                        13,130,000        12,561,392
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.8%
Barclays Bank plc, 6.278% Perpetual Bonds 13                                           16,120,000        14,659,850
--------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 2,13                                   16,200,000        15,210,277
--------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                                 12,200,000        11,831,365
--------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                        6,799,000         6,699,741
                                                                                                    ----------------
                                                                                                         48,401,233

--------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
SLM Corp., 4% Nts., 1/15/09                                                             6,926,000         6,657,098
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
Capmark Financial Group, Inc., 5.875% Nts., 5/10/12 2                                   4,405,000         4,351,796
--------------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                          5,029,000         4,885,125
                                                                                                    ----------------
                                                                                                          9,236,921

--------------------------------------------------------------------------------------------------------------------
INSURANCE--1.7%
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                                                           762,000           643,508
7.125% Sr. Unsec. Nts., 6/15/09                                                         5,635,000         5,778,771
--------------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                       3,920,000         3,614,969
--------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 2                             8,875,000        10,745,362
--------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                 7,395,000         9,011,473
                                                                                                    ----------------
                                                                                                         29,794,083


                         27 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL             VALUE
                                                                                           AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.2%
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.2%
HCA, Inc., 8.75% Sr. Nts., 9/1/10 7                                                 $   3,445,000   $     3,604,331
--------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--0.3%
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Textron Financial Corp., 6% Jr. Unsec. Sub. Nts., 2/15/67 1,2,7                         3,680,000         3,471,936
--------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Ryder System, Inc., 5.95% Nts., 5/2/11                                                  1,760,000         1,766,024
--------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.0%
--------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 10,11                  200,000                 2
--------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                       6,495,000         6,637,974
--------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.6%
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                            10,335,000        10,936,528
--------------------------------------------------------------------------------------------------------------------
MATERIALS--0.0%
--------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20                            85,000           104,314
--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.9%
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08 3                                                            729,000           729,911
7.875% Sr. Unsec. Nts., 9/1/11                                                          8,045,000         8,427,138
--------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Unsec. Unsub. Nts., 1/15/10                              6,625,000         6,372,541
                                                                                                    ----------------
                                                                                                         15,529,590

--------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                          8,220,000         8,223,592
--------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11                                     7,240,000         8,153,724
                                                                                                    ----------------
                                                                                                         16,377,316

--------------------------------------------------------------------------------------------------------------------
UTILITIES--2.3%
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                             7,727,000         8,045,638
--------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                     7,494,000         7,702,056
                                                                                                    ----------------
                                                                                                         15,747,694

--------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.8%
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1                              1,535,000         1,573,375
--------------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC:
5.86% Sr. Nts., 9/16/08 1,2,7                                                           8,820,000         8,825,954
6.125% Nts., 3/15/08                                                                    3,065,000         3,072,089
                                                                                                    ----------------
                                                                                                         13,471,418


                         28 | OPPENHEIMER CORE BOND FUND

                                                                                        PRINCIPAL             VALUE
                                                                                           AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                          $   6,787,000   $     7,092,558
--------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                             4,170,000         4,166,656
                                                                                                    ----------------
                                                                                                         11,259,214
                                                                                                    ----------------
Total Corporate Bonds and Notes (Cost $462,130,226)                                                     458,749,526

                                                                                           SHARES
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
--------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                       181             6,269
--------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 10                                                        2,169           106,888
                                                                                                    ----------------
Total Common Stocks (Cost $64,641)                                                                          113,157

                                                                                            UNITS
--------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,10                                     150                --
--------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10                                                 2,028               104
                                                                                                    ----------------
Total Rights, Warrants and Certificates (Cost $5,577)                                                           104

                                                                                           SHARES
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--10.2%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 14,15
(Cost $175,872,901)                                                                   175,872,901       175,872,901

--------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned)
(Cost $2,033,529,088)                                                                                 2,018,151,952

                                                                                        PRINCIPAL
                                                                                           AMOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--4.4% 16
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.2%
Whitehawk CDO Funding Corp., 5.41%, 9/17/07                                         $   3,000,000         3,000,000
--------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GUARANTEED INVESTMENT CONTRACT--0.1%
Protective Life Insurance Co., 5.48%, 7/30/07                                           2,000,000         2,000,000
--------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.9%
Undivided interest of 0.93% in joint repurchase agreement
(Principal Amount/Value $3,500,000,000, with a maturity
value of $3,501,573,542) with Bank of America NA,
5.395%, dated 6/29/07, to be repurchased at
$32,444,795 on 7/2/07, collateralized by
U.S. Agency Mortgages, 5%-5.50%,
8/1/33-3/1/35, with a value of
$3,570,000,000                                                                         32,430,215        32,430,215


                         29 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL             VALUE
                                                                                           AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 7% in joint repurchase agreement
(Principal Amount/Value $500,000,000, with a maturity
value of $500,225,625) with Barclays Capital, 5.415%,
dated 6/29/07, to be repurchased at $35,015,794
on 7/2/07, collateralized by Private Label CMOs,
0%, 5/27/35-2/25/48, with a value of $525,000,000                                   $  35,000,000   $    35,000,000
                                                                                                    ----------------
                                                                                                         67,430,215

--------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.2%
Five Finance, Inc., 5.38%, 7/2/07                                                       2,999,782         2,999,782
                                                                                                    ----------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $75,429,997)                                                                                75,429,997

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,108,959,085)                                           121.3%    2,093,581,949
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                       (21.3)     (367,186,054)
                                                                                    --------------------------------
NET ASSETS                                                                                  100.0%  $ 1,726,395,895
                                                                                    ================================


                         30 | OPPENHEIMER CORE BOND FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $56,392,609 or 3.27% of the Fund's net assets as of June 30, 2007.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $46,573,901, which represents 2.70% of the Fund's net assets. See Note 9 of accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $61,227,258 or 3.55% of the Fund's net assets as of June 30, 2007.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $2,796,573 or 0.16% of the Fund's net assets as of June 30, 2007.

6. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See Note 1 of accompanying Notes.

7. Partial or fully-loaned security. See Note 10 of accompanying Notes.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $2,141,189. See Note 6 of accompanying Notes.

10. Non-income producing security.

11. Issue is in default. See Note 1 of accompanying Notes.

12. Interest or dividend is paid-in-kind, when applicable.

13. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

14. Rate shown is the 7-day yield as of June 30, 2007.

15. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                   SHARES         GROSS          GROSS          SHARES
                            DEC. 31, 2006     ADDITIONS     REDUCTIONS   JUNE 30, 2007
--------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E       67,486,873   546,631,207    438,245,179     175,872,901

                                                                 VALUE        DIVIDEND
                                                            SEE NOTE 1          INCOME
--------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                  $175,872,901      $2,842,950

16. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 10 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         31 | OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,933,086,184)                                              $ 1,917,709,048
Affiliated companies (cost $175,872,901)                                                      175,872,901
                                                                                          ----------------
                                                                                            2,093,581,949
----------------------------------------------------------------------------------------------------------
Cash                                                                                            3,135,974
----------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums paid $2,099,275)                                                  7,959,202
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $107,700,182 sold on a when-issued basis or forward
commitment)                                                                                   110,929,117
Interest                                                                                       14,839,182
Shares of beneficial interest sold                                                              5,117,327
Futures margins                                                                                 1,196,472
Other                                                                                              18,553
                                                                                          ----------------
Total assets                                                                                2,236,777,776

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                     75,429,997
----------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums paid $910,423)                                                    3,951,387
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $423,979,102 purchased on a when-issued basis or
forward commitment)                                                                           427,505,334
Shares of beneficial interest redeemed                                                          1,916,801
Distribution and service plan fees                                                                654,523
Dividends                                                                                         573,841
Transfer and shareholder servicing agent fees                                                     196,684
Shareholder communications                                                                        109,382
Trustees' compensation                                                                             12,074
Other                                                                                              31,858
                                                                                          ----------------
Total liabilities                                                                             510,381,881

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $ 1,726,395,895
                                                                                          ================

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                $       171,300
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  1,763,326,094
----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                  (392,873)
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                (21,757,055)
----------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                    (14,951,571)
                                                                                          ----------------
NET ASSETS                                                                                $ 1,726,395,895
                                                                                          ================


                         32 | OPPENHEIMER CORE BOND FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $754,985,051 and
74,878,004 shares of beneficial interest outstanding)                                             $ 10.08
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)   $ 10.58
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $108,469,917 and 10,761,545 shares of
beneficial interest outstanding)                                                                  $ 10.08
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $173,278,907 and 17,174,893 shares of
beneficial interest outstanding)                                                                  $ 10.09
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $69,681,687 and 6,913,484 shares of
beneficial interest outstanding)                                                                  $ 10.08
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$619,980,333 and 61,571,952 shares of beneficial interest outstanding)                            $ 10.07

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         33 | OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
Interest                                                                                    $  41,786,161
----------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                                              3,631
Affiliated companies                                                                            2,842,950
----------------------------------------------------------------------------------------------------------
Fee income                                                                                        205,153
----------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                             83,234
                                                                                            --------------
Total investment income                                                                        44,921,129

----------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------
Management fees                                                                                 3,475,966
----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                           855,404
Class B                                                                                           554,972
Class C                                                                                           795,515
Class N                                                                                           157,912
----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                           588,971
Class B                                                                                           158,660
Class C                                                                                           156,644
Class N                                                                                            98,079
Class Y                                                                                           112,005
----------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                            69,339
Class B                                                                                            27,195
Class C                                                                                            17,568
Class N                                                                                             2,885
Class Y                                                                                                27
----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                             16,046
----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                         4,545
----------------------------------------------------------------------------------------------------------
Administration service fees                                                                           750
----------------------------------------------------------------------------------------------------------
Other                                                                                              45,236
                                                                                            --------------
Total expenses                                                                                  7,137,719
Less reduction to custodian expenses                                                               (1,175)
Less waivers and reimbursements of expenses                                                      (186,805)
                                                                                            --------------
Net expenses                                                                                    6,949,739

----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          37,971,390


                         34 | OPPENHEIMER CORE BOND FUND

----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                 $  (6,528,130)
Closing and expiration of futures contracts                                                    (3,755,545)
Foreign currency transactions                                                                         752
Swap contracts                                                                                     57,620
                                                                                            --------------
Net realized loss                                                                             (10,225,303)
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                   (15,775,969)
Futures contracts                                                                                 182,703
Swap contracts                                                                                    770,244
                                                                                            --------------
Net change in unrealized depreciation                                                         (14,823,022)

----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $  12,923,065
                                                                                            ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         35 | OPPENHEIMER CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SIX MONTHS              YEAR
                                                                                  ENDED             ENDED
                                                                          JUNE 30, 2007      DECEMBER 31,
                                                                            (UNAUDITED)              2006
----------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------
Net investment income                                                   $    37,971,390   $    53,623,801
----------------------------------------------------------------------------------------------------------
Net realized loss                                                           (10,225,303)       (1,035,336)
----------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                       (14,823,022)        6,048,394
                                                                        ----------------------------------
Net increase in net assets resulting from operations                         12,923,065        58,636,859

----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                     (17,231,409)      (27,534,042)
Class B                                                                      (2,289,124)       (4,835,065)
Class C                                                                      (3,274,995)       (5,213,068)
Class N                                                                      (1,458,770)       (2,161,598)
Class Y                                                                     (13,744,162)      (16,289,181)
                                                                        ----------------------------------
                                                                            (37,998,460)      (56,032,954)

----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                      95,876,688       180,785,033
Class B                                                                      (6,193,373)       (8,537,515)
Class C                                                                      26,296,435        40,154,490
Class N                                                                      12,451,305        22,271,562
Class Y                                                                     193,814,741       261,623,548
                                                                        ----------------------------------
                                                                            322,245,796       496,297,118

----------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------
Total increase                                                              297,170,401       498,901,023
----------------------------------------------------------------------------------------------------------
Beginning of period                                                       1,429,225,494       930,324,471
                                                                        ----------------------------------
End of period (including accumulated net investment loss of
$392,873 and $365,803, respectively)                                    $ 1,726,395,895   $ 1,429,225,494
                                                                        ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         36 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        SIX MONTHS                                                           YEAR
                                                             ENDED                                                          ENDED
                                                     JUNE 30, 2007                                                       DEC. 31,
CLASS A                                                (UNAUDITED)         2006         2005         2004         2003       2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  10.23     $  10.24     $  10.44     $  10.38     $  10.14   $   9.74
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .25 1        .47 1        .42 1        .38 1        .35        .54
Net realized and unrealized gain (loss)                       (.15)         .01         (.18)         .12          .24        .40
                                                          ------------------------------------------------------------------------
Total from investment operations                               .10          .48          .24          .50          .59        .94
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.25)        (.49)        (.44)        (.44)        (.35)      (.54)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                            $  10.08     $  10.23     $  10.24     $  10.44     $  10.38   $  10.14
                                                          ========================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            0.96%        4.84%        2.35%        4.90%        5.87%     10.06%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $754,985     $670,012     $488,889     $344,205     $382,966   $356,480
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $712,303     $566,159     $423,182     $353,046     $382,420   $316,279
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         4.87%        4.66%        4.12%        3.63%        3.39%      5.47%
Total expenses                                                0.88% 4      0.96% 4      1.06%        1.10%        1.10%      1.10%
Expenses after waivers, payments and/or
reimbursements and reduction to custodian expenses            0.87%        0.90%        0.90%        0.93%        1.10%      1.10%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         43% 5       107% 5        98% 5        94% 5       111%       151%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007      0.89%
Year Ended December 31, 2006        0.96

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------
Six Months Ended June 30, 2007          $1,733,246,671      $1,573,831,746
Year Ended December 31, 2006             2,924,444,249       2,991,206,014
Year Ended December 31, 2005             3,609,072,810       3,584,424,906
Year Ended December 31, 2004             3,447,306,025       3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         37 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                        SIX MONTHS                                                           YEAR
                                                             ENDED                                                          ENDED
                                                     JUNE 30, 2007                                                       DEC. 31,
CLASS B                                                (UNAUDITED)         2006         2005         2004         2003       2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  10.23     $  10.23     $  10.44     $  10.37     $  10.13   $   9.73
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .21 1        .40 1        .35 1        .30 1        .27        .47
Net realized and unrealized gain (loss)                       (.15)         .01         (.20)         .13          .24        .40
                                                          ------------------------------------------------------------------------
Total from investment operations                               .06          .41          .15          .43          .51        .87
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.21)        (.41)        (.36)        (.36)        (.27)      (.47)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                            $  10.08     $  10.23     $  10.23     $  10.44     $  10.37   $  10.13
                                                          ========================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            0.58%        4.17%        1.50%        4.21%        5.05%      9.26%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $108,470     $116,230     $125,069     $148,445     $197,774   $217,789
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $112,060     $118,240     $135,296     $167,685     $216,853   $187,343
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         4.12%        3.92%        3.37%        2.86%        2.61%      4.68%
Total expenses                                                1.79% 4      1.86% 4      1.91%        1.91%        1.87%      1.85%
Expenses after waivers, payments and/or
reimbursements and reduction to custodian expenses            1.64%        1.65%        1.65%        1.69%        1.87%      1.85%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         43% 5       107% 5        98% 5        94% 5       111%       151%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007      1.80%
Year Ended December 31, 2006        1.86

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------
Six Months Ended June 30, 2007          $1,733,246,671      $1,573,831,746
Year Ended December 31, 2006             2,924,444,249       2,991,206,014
Year Ended December 31, 2005             3,609,072,810       3,584,424,906
Year Ended December 31, 2004             3,447,306,025       3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         38 | OPPENHEIMER CORE BOND FUND

                                                        SIX MONTHS                                                         YEAR
                                                             ENDED                                                        ENDED
                                                     JUNE 30, 2007                                                     DEC. 31,
CLASS C                                                (UNAUDITED)         2006         2005        2004       2003        2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  10.24     $  10.24     $  10.45     $ 10.39     $ 10.14    $  9.74
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .21 1        .40 1        .35 1       .30 1       .27        .47
Net realized and unrealized gain (loss)                       (.15)         .01         (.20)        .12         .25        .40
                                                          ----------------------------------------------------------------------
Total from investment operations                               .06          .41          .15         .42         .52        .87
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.21)        (.41)        (.36)       (.36)       (.27)      (.47)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                            $  10.09     $  10.24     $  10.24     $ 10.45     $ 10.39    $ 10.14
                                                          ======================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            0.58%        4.16%        1.49%       4.12%       5.18%      9.26%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $173,279     $149,440     $109,207     $84,696     $90,583    $90,800
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $160,584     $126,593     $ 94,742     $86,020     $96,361    $75,531
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         4.11%        3.92%        3.37%       2.87%       2.64%      4.61%
Total expenses                                                1.67% 4      1.76% 4      1.86%       1.87%       1.84%      1.83%
Expenses after waivers, payments and/or
reimbursements and reduction to custodian expenses            1.64%        1.65%        1.65%       1.68%       1.84%      1.83%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         43% 5       107% 5        98% 5       94% 5      111%       151%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007      1.68%
Year Ended December 31, 2006        1.76

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------
Six Months Ended June 30, 2007          $1,733,246,671      $1,573,831,746
Year Ended December 31, 2006             2,924,444,249       2,991,206,014
Year Ended December 31, 2005             3,609,072,810       3,584,424,906
Year Ended December 31, 2004             3,447,306,025       3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         39 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                        SIX MONTHS                                                          YEAR
                                                             ENDED                                                         ENDED
                                                     JUNE 30, 2007                                                      DEC. 31,
CLASS N                                                (UNAUDITED)        2006         2005         2004         2003       2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 10.23      $ 10.23      $ 10.44      $ 10.37      $ 10.13   $  9.73
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .23 1        .45 1        .40 1        .35 1        .31       .51
Net realized and unrealized gain (loss)                      (.14)         .01         (.19)         .13          .24       .40
                                                          ----------------------------------------------------------------------
Total from investment operations                              .09          .46          .21          .48          .55       .91
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.24)        (.46)        (.42)        (.41)        (.31)     (.51)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                            $ 10.08      $ 10.23      $ 10.23      $ 10.44      $ 10.37   $ 10.13
                                                          ======================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           0.83%        4.68%        1.99%        4.71%        5.51%     9.73%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $69,682      $58,232      $35,836      $25,580      $17,732   $11,302
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $63,758      $46,672      $30,274      $21,411      $15,338   $ 7,071
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        4.61%        4.42%        3.87%        3.38%        3.03%     4.76%
Total expenses                                               1.27% 4      1.35% 4      1.47%        1.51%        1.50%     1.44%
Expenses after waivers, payments and/or
reimbursements and reduction to custodian expenses           1.14%        1.15%        1.15%        1.20%        1.44%     1.44%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        43% 5       107% 5        98% 5        94% 5       111%      151%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007      1.28%
Year Ended December 31, 2006        1.35

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------
Six Months Ended June 30, 2007          $1,733,246,671      $1,573,831,746
Year Ended December 31, 2006             2,924,444,249       2,991,206,014
Year Ended December 31, 2005             3,609,072,810       3,584,424,906
Year Ended December 31, 2004             3,447,306,025       3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         40 | OPPENHEIMER CORE BOND FUND

                                                        SIX MONTHS                                                          YEAR
                                                             ENDED                                                         ENDED
                                                     JUNE 30, 2007                                                      DEC. 31,
CLASS Y                                                (UNAUDITED)         2006         2005        2004         2003       2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  10.22     $  10.22     $  10.43     $ 10.36      $ 10.12   $  9.72
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .26 1        .51 1        .45 1       .41 1        .39       .59
Net realized and unrealized gain (loss)                       (.14)         .01         (.19)        .13          .24       .40
                                                          ----------------------------------------------------------------------
Total from investment operations                               .12          .52          .26         .54          .63       .99
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.27)        (.52)        (.47)       (.47)        (.39)     (.59)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                            $  10.07     $  10.22     $  10.22     $ 10.43      $ 10.36   $ 10.12
                                                          ======================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            1.15%        5.29%        2.50%       5.30%        6.35%    10.58%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $619,980     $435,311     $171,323     $38,190      $43,215   $24,358
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $527,061     $309,558     $ 91,172     $45,333      $38,398   $10,243
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         5.25%        5.03%        4.39%       3.92%        3.80%     5.53%
Total expenses                                                0.50% 4      0.55% 4      0.76%       0.64%        0.63%     0.63%
Expenses after waivers, payments and/or
reimbursements and reduction to custodian expenses            0.49%        0.55%        0.65%       0.64%        0.63%     0.63%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         43% 5       107% 5        98% 5       94% 5       111%      151%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007      0.51%
Year Ended December 31, 2006        0.55

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------
Six Months Ended June 30, 2007          $1,733,246,671      $1,573,831,746
Year Ended December 31, 2006             2,924,444,249       2,991,206,014
Year Ended December 31, 2005             3,609,072,810       3,584,424,906
Year Ended December 31, 2004             3,447,306,025       3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         41 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Core Bond Fund (the Fund), is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return by investing mainly in debt instruments. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                         42 | OPPENHEIMER CORE BOND FUND
trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased $423,979,102 of securities issued on a when-issued basis or forward commitment and sold $107,700,182 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


                         43 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2007, securities with an aggregate market value of $2, representing less than 0.005% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                         44 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $22,662,330 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of June 30, 2007, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.


                         45 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

As of December 31, 2006, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                           EXPIRING
                           --------------------------
                           2010          $  2,007,359
                           2013             5,244,089
                           2014             5,185,579
                                         ------------
                           Total         $ 12,437,027
                                         ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                         46 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED JUNE 30, 2007    YEAR ENDED DECEMBER 31, 2006
                                    SHARES           AMOUNT         SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                            17,927,742    $ 183,245,230     24,694,647    $ 251,126,785
Dividends and/or
distributions reinvested         1,393,935       14,233,585      2,187,400       22,195,864
Acquisition-Note 12                     --               --      4,211,155       42,659,003
Redeemed                        (9,940,338)    (101,602,127)   (13,362,338)    (135,196,619)
                                ------------------------------------------------------------
Net increase                     9,381,339    $  95,876,688     17,730,864    $ 180,785,033
                                ============================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                             1,362,018    $  13,923,927      2,765,817    $  28,133,557
Dividends and/or
distributions reinvested           194,510        1,985,534        404,022        4,097,199
Acquisition-Note 12                     --               --        481,162        4,874,168
Redeemed                        (2,160,918)     (22,102,834)    (4,509,251)     (45,642,439)
                                ------------------------------------------------------------
Net decrease                      (604,390)   $  (6,193,373)      (858,250)   $  (8,537,515)
                                ============================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                             4,060,527    $  41,472,324      5,956,040    $  60,599,966
Dividends and/or
distributions reinvested           267,405        2,731,600        429,623        4,363,414
Acquisition-Note 12                     --               --        862,709        8,747,866
Redeemed                        (1,752,036)     (17,907,489)    (3,312,539)     (33,556,756)
                                ------------------------------------------------------------
Net increase                     2,575,896    $  26,296,435      3,935,833    $  40,154,490
                                ============================================================


                         47 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                             SIX MONTHS ENDED JUNE 30, 2007    YEAR ENDED DECEMBER 31, 2006
                                    SHARES           AMOUNT         SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS N
Sold                             1,908,009    $  19,493,173      3,137,184    $  31,843,965
Dividends and/or
distributions reinvested           109,987        1,122,376        171,486        1,739,889
Acquisition-Note 12                     --               --        315,811        3,199,167
Redeemed                          (798,964)      (8,164,244)    (1,432,560)     (14,511,459)
                                ------------------------------------------------------------
Net increase                     1,219,032    $  12,451,305      2,191,921    $  22,271,562
                                ============================================================

--------------------------------------------------------------------------------------------
CLASS Y
Sold                            19,176,759    $ 196,009,920     28,523,591    $ 288,469,512
Dividends and/or
distributions reinvested         1,346,621       13,724,272      1,606,546       16,289,132
Redeemed                        (1,560,688)     (15,919,451)    (4,282,356)     (43,135,096)
                                ------------------------------------------------------------
Net increase                    18,962,692    $ 193,814,741     25,847,781    $ 261,623,548
                                ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                              PURCHASES           SALES
        ---------------------------------------------------------------
        Investment securities            $  526,177,058   $  352,317,986
        U.S. government and
        government agency obligations       230,787,689      216,582,885
        To Be Announced (TBA)
        mortgage-related securities       1,733,246,671    1,573,831,746

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                   FEE SCHEDULE
                   ------------------------------------------
                   Up to $1 billion                     0.50%
                   Over $1 billion                      0.35

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $1,124,656 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.


                         48 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B, Class C and Class N shares were $2,368,013, $2,820,813 and $1,038,104, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A         CLASS B         CLASS C         CLASS N
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
SIX MONTHS ENDED    DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
June 30, 2007          $361,228         $14,189        $111,327          $8,665          $2,043


                         49 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total Expenses" for all classes of shares so that total expenses as percentages of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for the Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the six months ended June 30, 2007, the Manager reimbursed the Fund $513, $76,407, $16,957 and $38,721 for Class A, Class B, Class C and Class N shares, respectively. The Manager may terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2007, the Manager waived $54,207 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


                         50 | OPPENHEIMER CORE BOND FUND

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                            UNREALIZED
                             EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS     JUNE 30, 2007   (DEPRECIATION)
---------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Long Bonds        9/19/07       1,658     $ 178,649,500   $   (1,971,979)
U.S. Treasury Nts., 10 yr.      9/19/07         704        74,415,000          636,218
                                                                        ---------------
                                                                            (1,335,761)
                                                                        ---------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.       9/28/07       1,619      (329,921,844)         367,776
U.S. Treasury Nts., 5 yr.       9/28/07         854       (88,882,719)         395,433
                                                                        ---------------
                                                                               763,209
                                                                        ---------------
                                                                        $     (572,552)
                                                                        ===============

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.


                         51 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS Continued

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

      The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Credit default swaps are marked to market daily using primarily quotations from counter-parties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of June 30, 2007 is as follows:

                                                BUY/SELL   NOTIONAL                                 PREMIUM
                                  REFERENCE       CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION       PAID/
COUNTERPARTY                         ENTITY   PROTECTION     (000S)    FIXED RATE          DATE   (RECEIVED)        VALUE
--------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                               Beazer Homes
                                  USA, Inc.         Sell   $  1,690         2.100%      6/20/08   $       --   $  (21,917)
                          Capmark Financial
                                Group, Inc.         Sell      3,950         1.000       6/20/12           --       11,445
                                 Lear Corp.         Sell      6,900         1.000       6/20/08           --       18,924
                            Toys R US, Inc.         Sell      4,370         1.450       9/20/08           --      (33,024)
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
                                 Belo Corp.          Buy     12,545         0.900       6/20/13           --      151,726
                          CDX North America
                           High Yield Index          Buy      8,095         2.750       6/20/14      116,759      373,566
                          CDX North America
                           High Yield Index          Buy     19,165         2.750       6/20/14      347,233      884,418
                          CDX North America
                           High Yield Index          Buy      3,565         2.750       6/20/12        7,056       68,831


                         52 | OPPENHEIMER CORE BOND FUND

                                                BUY/SELL   NOTIONAL                                  PREMIUM
                                  REFERENCE       CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION        PAID/
COUNTERPARTY                         ENTITY   PROTECTION     (000S)    FIXED RATE          DATE   (RECEIVED)        VALUE
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
Continued
                          CDX North America
                           High Yield Index         Sell   $  8,095         2.750%      6/20/12   $   65,378   $ (156,292)
                          CDX North America
                           High Yield Index         Sell     19,165         2.750       6/20/12      107,936     (370,021)
                                  Freescale
                        Semiconductor, Inc.         Sell      3,600         0.600       3/20/08           --      (24,388)
                                  Freescale
                        Semiconductor, Inc.         Sell      4,100         0.750       3/20/08           --      (23,236)
                             Rite Aid Corp.         Sell      6,565         0.875       6/20/08           --      (41,333)
                                  Univision
                       Communications, Inc.         Sell      1,840         0.750       3/20/08           --      (11,479)
--------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                       Abitibi-Consolidated
                              Co. of Canada         Sell      4,860         1.520       9/20/07           --       (3,254)
                         Allied Waste North
                              America, Inc.         Sell      1,830         2.000       9/20/09           --       12,349
                         Allied Waste North
                              America, Inc.         Sell      3,020         2.000       9/20/09           --       20,379
                           Bombardier, Inc.         Sell      1,550         0.900       9/20/07           --        2,324
                          CDX North America
                           High Yield Index          Buy     11,650         2.750       6/20/14      154,363      554,663
                          CDX North America
                           High Yield Index          Buy     19,195         2.750       6/20/14      322,316      913,884
                          CDX North America
                           High Yield Index          Buy      7,495         2.750       6/20/12      (69,954)      124,385
                          CDX North America
                           High Yield Index          Buy     19,160         2.750       6/20/14      375,483      912,218
                          CDX North America
                           High Yield Index         Sell     11,650         2.750       6/20/12      107,763     (229,347)
                          CDX North America
                           High Yield Index         Sell     19,195         2.750       6/20/12      121,568     (377,882)
                          CDX North America
                           High Yield Index         Sell     19,275         2.750       6/20/12      135,594     (379,456)
                          CDX North America
                           High Yield Index         Sell     19,160         2.750       6/20/12       91,542     (377,192)
                            Dillard's, Inc.         Sell      2,055         0.750       9/20/08           --          821
                              Dow Jones CDX
                              North America
                            Crossover Index          Buy     19,275         2.750       6/20/14      298,093      917,693
                          Eastman Kodak Co.         Sell      4,550         1.000      12/20/08           --          924
                         Levi Strauss & Co.         Sell      2,965         0.900       9/20/08           --           --
                         Levi Strauss & Co.         Sell      3,920         1.000       9/20/08           --        1,974
                     Tenet Healthcare Corp.         Sell      6,900         1.600       3/20/09           --      (10,878)
                           Weyerhaeuser Co.          Buy      5,950         0.580       9/20/11           --      (52,672)


                         53 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                BUY/SELL   NOTIONAL                                 PREMIUM
                                  REFERENCE       CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION       PAID/
COUNTERPARTY                         ENTITY   PROTECTION     (000S)    FIXED RATE          DATE   (RECEIVED)       VALUE
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                          Capmark Financial
                                Group, Inc.         Sell   $  4,595         0.950%      6/20/12   $       --    $(11,101)
                           First Data Corp.         Sell      4,365         1.150       9/20/08           --          --
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                         ArvinMeritor, Inc.         Sell      1,410         1.100       9/20/07           --       1,194
                         ArvinMeritor, Inc.         Sell        185         1.200       9/20/07           --         204
                         ArvinMeritor, Inc.         Sell      1,720         1.050       9/20/07           --       1,238
                               Beazer Homes
                                  USA, Inc.         Sell      4,840         2.150       6/20/08           --    (103,008)
                           Bombardier, Inc.         Sell      1,720         1.000       9/20/07           --       3,525
                           Bombardier, Inc.         Sell      1,715         1.050       9/20/07           --       3,734
                          CDX North America
                           High Yield Index          Buy     19,525         2.750       6/20/14      280,807     905,129
                          CDX North America
                           High Yield Index          Buy     20,160         2.750       6/20/14      267,120     934,566
                          CDX North America
                           High Yield Index         Sell     19,525         2.750       6/20/12      158,505    (372,878)
                          CDX North America
                           High Yield Index         Sell     20,160         2.750       6/20/12      186,480    (385,005)
                          CDX.NA.IG H VOL.7         Sell     17,000         0.750      12/20/11      (64,344)    (97,568)
                            CountrywideHome
                                Loans, Inc.         Sell     11,880         0.420       6/20/09           --       5,945
                              El Paso Corp.         Sell      7,740         0.520       3/20/10           --     (22,090)
                             Ford Motor Co.          Buy      6,445         5.400      12/20/08           --    (288,268)
                             Ford Motor Co.          Buy      3,065         5.300      12/20/08           --    (132,716)
                             Ford Motor Co.         Sell      6,445         7.150      12/20/16           --     385,166
                             Ford Motor Co.         Sell      3,065         7.050      12/20/16           --     167,255
                       General Motors Corp.          Buy      3,250         4.000      12/20/08           --     (90,510)
                       General Motors Corp.          Buy      3,440         3.950      12/20/08           --     (93,342)
                       General Motors Corp.         Sell      3,250         5.800      12/20/16           --     209,210
                       General Motors Corp.         Sell      3,440         5.750      12/20/16           --     211,753
                                  Inco Ltd.          Buy      3,670         0.630       3/20/17           --     (43,211)
                                  Inco Ltd.          Buy      3,660         0.700       3/20/17           --     (62,108)
                      J.C. Penney Co., Inc.         Sell      5,950         0.610       6/20/13           --     (20,243)
                               K. Hovnanian
                          Enterprises, Inc.         Sell      1,950         1.850       6/20/08           --      (8,037)
                               K. Hovnanian
                          Enterprises, Inc.         Sell      1,950         1.850       6/20/08           --      (8,037)
                           Kroger Co. (The)          Buy      5,740         0.478       6/20/12           --     (20,624)
                                Tribune Co.         Sell      4,225         1.000       6/20/08           --     (80,270)
                         Vale Overseas Ltd.         Sell      3,670         1.100       3/20/17           --      61,078
                         Vale Overseas Ltd.         Sell      3,660         1.170       3/20/17           --      80,146
                                                                                                 ------------------------
                                                                                                 $3,009,698   $3,989,280
                                                                                                 ========================


                         54 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of June 30, 2007, the Fund had entered into the following total return swap agreements:

                            NOTIONAL             PAID BY             RECEIVED BY   TERMINATION
SWAP COUNTERPARTY             AMOUNT            THE FUND                THE FUND         DATES       VALUE
-----------------------------------------------------------------------------------------------------------
                                                                If positive, the
                                        If negative, the         Total Return of
                                       absolute value of         the Lehman CMBS
                                              the Lehman         Index plus 27.5
Deutsche Bank AG         $23,200,000         CMBS Index.           basis points.      11/1/07   $       --
-----------------------------------------------------------------------------------------------------------
                                                                If positive, the
                                        If negative, the       absolute value of
                                       absolute value of         Lehman Brothers
                                         Lehman Brothers        U.S. CMBS Index:
Goldman Sachs                           U.S. CMBS Index:           Aggregate AAA
Capital Markets LP        14,870,000      Aggregate AAA.   plus 15 basis points.        9/1/07       6,290
-----------------------------------------------------------------------------------------------------------
                                                                If positive, the
                                                                 Total Return of
                                        If negative, the         the Lehman CMBS
Lehman Brothers                        absolute value of         Index plus 32.5
Special Financing         17,880,000         CMBS Index.           basis points.       11/1/07       9,671
-----------------------------------------------------------------------------------------------------------
                                                                If positive, the
                                        If negative, the         Total Return of
                                       absolute value of         the Lehman CMBS
Morgan Stanley                           the Lehman CMBS     8.5 AAA+ Index plus
Capital Services, Inc.     5,000,000     8.5 AAA+ Index.        25 basis points.      10/31/07       2,574
                                                                                                 ----------
                                                                                                 $  18,535
                                                                                                 ==========

Index abbreviation is as follows:

CMBS    Commercial Mortgage Backed Securities


                         55 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
10. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had on loan securities valued at $87,135,932, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $88,646,614 was received for the loans, $75,429,997 of which was received in cash and subsequently invested in approved investments. In addition, collateral of $13,216,617 was also received in the form of securities.

--------------------------------------------------------------------------------
11. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                         56 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
12. ACQUISITION OF OPPENHEIMER TOTAL RETURN BOND FUND

On March 23, 2006, the Fund acquired all of the net assets of Oppenheimer Total Return Bond Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Total Return Bond Fund shareholders on March 15, 2006. The Fund issued (at an exchange ratio of 0.964160 for Class A, 0.964242 for Class B,
0.962906 for Class C and 0.964275 for Class N of the Fund to one share of Oppenheimer Total Return Bond Fund), 4,211,155; 481,162; 862,709 and 315,811
shares of beneficial interest for Class A, Class B, Class C and Class N, respectively, valued at $42,659,003, $4,874,168, $8,747,866 and $3,199,167 in
exchange for the net assets, resulting in combined Class A net assets of $549,554,571, Class B net assets of $124,605,847, Class C net assets of $122,287,022 and Class N net assets of $43,300,947 on March 23, 2006. The net assets acquired included net unrealized depreciation of $949,524 and an unused capital loss carryforward of $759,669, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                         57 | OPPENHEIMER CORE BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         58 | OPPENHEIMER CORE BOND FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1)  Not applicable to semiannual reports.

     (2)  Exhibits attached hereto.

     (3)  Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/08/2007